Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tweedy, Browne Fund Inc.
Entity Central Index Key	0000896975
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000003511 [Member]
Shareholder Report [Line Items]
Fund Name	VALUE FUND
Class Name	VALUE FUND
Trading Symbol	TWEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tweedy, Browne Value Fund (“Fund”) for the period of April 1, 2025 to March 31, 2026 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
VALUE FUND (TWEBX)	$157	1.44%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
The seemingly indefatigable advance in global equity markets over much of the last year faced macroeconomic headwinds near fiscal year end March 31st, as heightened geopolitical tensions, including military conflict involving Iran and the resulting disruption to global oil supply, contributed to increased volatility and a general sense of unease among investors.
The resulting war-related spike in oil prices in March helped to dampen the very recent outperformance of non-US equities relative to their US counterparts. Nevertheless, non-US equity markets, as measured by the MSCI EAFE Index (in USD), still outperformed US equities, as represented by the S&P 500, for the fiscal year ending March 31. The MSCI EAFE recorded a return of 21.27%, while the S&P 500 returned 17.70%.
As we write in mid-April, a cease-fire in the Iranian conflict has helped to spark a rebound in global equity indices, led by an unusually robust rally in US-based high technology companies. It remains to be seen whether market sentiment will revert to the AI-related market concerns that had emerged prior to the outbreak of hostilities.
Against this uncertain backdrop, the Tweedy, Browne Value Fund (the "Fund") produced a return of 18.48% for the twelve months ended March 31, 2026, compared to 18.90% for its benchmark, the MSCI World Index in US dollars.
What Impacted Performance During the Period?
On an absolute return basis, health care, industrials, and communication services contributed most to performance, supported by strong results in biotechnology, pharmaceuticals, aerospace and defense, and interactive media & services. Information technology and financials also added meaningfully, driven by technology hardware and banking holdings. Energy and materials contributed as well, reflecting solid results from oil and gas and chemicals positions. Utilities added modestly. Consumer staples detracted, weighed down by beverages holdings.
At the country level, the United States, South Korea, and Japan were the largest contributors to performance. Switzerland, France, Canada, Germany, and Britain also added to returns. Belgium and the Netherlands were the most significant detractors, while China contributed modestly negatively.
Across market capitalization groups, mega-cap and large- to mid-cap holdings drove the bulk of the Fund's return, while mid- and smaller-cap holdings contributed positively but less meaningfully.
The Fund's policy of hedging its foreign currency exposure modestly reduced returns during the period, as the euro, Swiss franc, pound sterling, and several other held currencies appreciated against the US dollar.
Top Equity Performance Contributors
Ionis Pharmaceuticals, Samsung Electronics, Alphabet, TotalEnergies, Hana Financial Group, Fuso Chemical, Johnson & Johnson, Rubis, FedEx, and Envista Holdings.
Top Equity Performance Detractors
Alten, Teleperformance, Azelis Group, Diageo, U-Haul, Berkshire Hathaway, CNH Industrial, Pets at Home, Sodexo, and Sopra Steria.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 YEAR	5 YEARS	10 YEARS
VALUE FUND (TWEBX)	18.48%	8.39%	8.33%
MSCI World Index (in U.S.$)	18.90%	10.27%	11.80%
MSCI World 100% Hedged to U.S.$ Index	18.56%	11.65%	12.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
Updated Performance Information Location [Text Block]	Please visitwww.tweedyfunds.com/mutual-funds/value-fund-overview/to obtain performance data that is current to the most recent month end.
Net Assets	$ 458,137,923
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 5,480,510
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$458,137,923
Total number of portfolio holdings	86
Total advisory fee paid	$5,480,510
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Did the Fund Invest In?
(as of March 31, 2026)
TOP TEN HOLDINGS [1]
CNH Industrial NV	3.3%
Roche Holding AG	3.2%
TotalEnergies SE	3.0%
Ionis Pharmaceuticals, Inc.	2.8%
Nestlé SA	2.4%
United Overseas Bank, Ltd.	2.3%
Safran SA	2.3%
Samsung Electronics Co., Ltd.	2.2%
Berkshire Hathaway, Inc.	2.2%
DHL Group	2.2%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash, Treasury Bills, and money market funds.
[3] Other Countries each less than 3% includes Belgium, Canada, China, Finland, Hong Kong, Mexico, Netherlands, Philippines, Singapore and Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
CNH Industrial NV	3.3%
Roche Holding AG	3.2%
TotalEnergies SE	3.0%
Ionis Pharmaceuticals, Inc.	2.8%
Nestlé SA	2.4%
United Overseas Bank, Ltd.	2.3%
Safran SA	2.3%
Samsung Electronics Co., Ltd.	2.2%
Berkshire Hathaway, Inc.	2.2%
DHL Group	2.2%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2025.
C000003512 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL VALUE FUND
Class Name	INTERNATIONAL VALUE FUND
Trading Symbol	TBGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tweedy, Browne International Value Fund (“Fund”) for the period of April 1, 2025 to March 31, 2026 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/international-value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/international-value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
INTERNATIONAL VALUE FUND (TBGVX)	$158	1.44%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
The seemingly indefatigable advance in global equity markets over much of the last year faced macroeconomic headwinds near fiscal year end March 31st, as heightened geopolitical tensions, including military conflict involving Iran and the resulting disruption to global oil supply, contributed to increased volatility and a general sense of unease among investors.
The resulting war-related spike in oil prices in March helped to dampen the very recent outperformance of non-US equities relative to their US counterparts. Nevertheless, non-US equity markets, as measured by the MSCI EAFE Index (in USD), still outperformed US equities, as represented by the S&P 500, for the fiscal year ending March 31. The MSCI EAFE recorded a return of 21.27%, while the S&P 500 returned 17.70%.
As we write in mid-April, a cease-fire in the Iranian conflict has helped to spark a rebound in global equity indices, led by an unusually robust rally in US-based high technology companies. It remains to be seen whether market sentiment will revert to the AI-related market concerns that had emerged prior to the outbreak of hostilities.
Against this uncertain backdrop, the Tweedy, Browne International Value Fund (the "Fund") produced a return of 19.25% for the twelve months ended March 31, 2026, compared to 21.27% for its benchmark, the MSCI EAFE Index in US dollars.
What Impacted Performance During the Period?
On an absolute return basis, health care, financials, information technology, and materials contributed most to performance over the last fiscal year, supported by strong results in biotechnology, chemicals, technology hardware holdings, banking, and pharmaceuticals. Industrials also added meaningfully, driven by aerospace and defense. Energy, consumer discretionary, and utilities contributed modestly as well. Consumer staples detracted materially from performance, weighed down by beverages and food products holdings.
At the country level, South Korea, the United States, Japan, Italy, and Canada were among the largest contributors to performance. Germany, Britain, Mexico, and France also added to returns. Belgium, the Netherlands, and China were the most significant country-level detractors, while Finland contributed modestly negatively.
Across market capitalization groups, large- to mid-cap and mid-cap holdings drove the bulk of the Fund's return, with mega-cap holdings also contributing meaningfully.
The Fund's policy of hedging its foreign currency exposure modestly reduced returns during the period, as the euro, Swiss franc, and pound sterling, which together represent the Fund's three largest currency exposures, all appreciated against the US dollar.
Top Equity Performance Contributors
Ionis Pharmaceuticals, Samsung Electronics, SOL SpA, TotalEnergies, Hana Financial Group, Fuso Chemical, National Bank of Canada, BAE Systems, Novartis, and Rubis.
Top Equity Performance Detractors
Diageo, TX Group, Teleperformance, Alten, Azelis Group, Nestle, CNH Industrial, Arkema, Heineken Holding, and Wuliangye Yibin.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL VALUE FUND (TBGVX)	19.25%	8.05%	7.63%
MSCI EAFE Index (in U.S.$)	21.27%	7.91%	8.38%
MSCI EAFE Index (Hedged to U.S.$)	20.10%	12.46%	11.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.

Updated Performance Information Location [Text Block]	Please visitwww.tweedyfunds.com/mutual-funds/international-value-fund-overview/to obtain performance data that is current to the most recent month end.
Net Assets	$ 4,129,371,631
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 54,914,139
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$4,129,371,631
Total number of portfolio holdings	85
Total advisory fee paid	$54,914,139
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
What Did the Fund Invest In?
(as of March 31, 2026)
TOP TEN HOLDINGS [1]
CNH Industrial NV	3.4%
DHL Group	3.4%
Heineken Holding NV	3.3%
SOL SpA	3.3%
United Overseas Bank, Ltd.	3.2%
Novartis AG	3.2%
Roche Holding AG	3.2%
Ionis Pharmaceuticals, Inc.	3.2%
TotalEnergies SE	3.0%
Nestlé SA	3.0%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash, Treasury Bills, and money market funds.
[3] Other Countries each less than 3% includes Belgium, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Mexico, Philippines and Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
CNH Industrial NV	3.4%
DHL Group	3.4%
Heineken Holding NV	3.3%
SOL SpA	3.3%
United Overseas Bank, Ltd.	3.2%
Novartis AG	3.2%
Roche Holding AG	3.2%
Ionis Pharmaceuticals, Inc.	3.2%
TotalEnergies SE	3.0%
Nestlé SA	3.0%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2025.
C000050916 [Member]
Shareholder Report [Line Items]
Fund Name	WORLDWIDE HIGH DIVIDEND YIELDVALUE FUND
Class Name	WORLDWIDE HIGH DIVIDEND YIELDVALUE FUND
Trading Symbol	TBHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Fund”) for the period of April 1, 2025 to March 31, 2026 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)	$152	1.44%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
The seemingly indefatigable advance in global equity markets over much of the last year faced macroeconomic headwinds near fiscal year end March 31st, as heightened geopolitical tensions, including military conflict involving Iran and the resulting disruption to global oil supply, contributed to increased volatility and a general sense of unease among investors.
The resulting war-related spike in oil prices in March helped to dampen the very recent outperformance of non-US equities relative to their US counterparts. Nevertheless, non-US equity markets, as measured by the MSCI EAFE Index (in USD), still outperformed US equities, as represented by the S&P 500, for the fiscal year ending March 31. The MSCI EAFE recorded a return of 21.27%, while the S&P 500 returned 17.70%. As we write in mid-April, a cease-fire in the Iranian conflict has helped to spark a rebound in global equity indices, led by an unusually robust rally in US-based high technology companies. It remains to be seen whether market sentiment will revert to the AI-related market concerns that had emerged prior to the outbreak of hostilities.
Against this uncertain backdrop, the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the "Fund") produced a return of 11.63% for the twelve months ended March 31, 2026, compared to 18.90% for its benchmark, the MSCI World Index in US dollars.
What Impacted Performance During the Period?
On an absolute return basis, industrials contributed most to performance, supported by strong results in industrial conglomerates, aerospace and defense, air freight & logistics, and machinery holdings. Financials also added meaningfully, driven by banking and insurance. Health care, utilities, and communication services each contributed positively, as did consumer discretionary. Materials and consumer staples detracted materially, weighed down by chemicals, beverages, and food products holdings.
At the country level, Japan, Hong Kong, Mexico, and South Korea were the largest contributors to performance. Switzerland, Singapore, Germany, Belgium, Sweden, Britain, and France also added to returns. The United States, China, the Netherlands, and Finland were the most significant detractors.
Across market capitalization groups, large- to mid-cap holdings drove the bulk of the Fund's return, with mid-cap holdings also contributing meaningfully. Mega-cap holdings added modestly, while smaller-cap holdings detracted slightly.
The euro, Swiss franc, and pound sterling, which together represent the Fund's three largest foreign currency exposures, all appreciated against the US dollar and contributed positively to returns. The Japanese yen depreciated and offset a portion of those gains.
Top Equity Performance Contributors
Rubis, Megacable, Jardine Matheson, BAE Systems, Novartis, DB Insurance Inaba Denki Sangyo, DBS Group, US Bancorp, and Safran.
Top Equity Performance Detractors
FMC Corp, Diageo, Teleperformance, Nestle, Sopra Steria, Breedon Group, SThree, Whitbread, CNH Industrial, and Pets at Home.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 YEAR	5 YEARS	10 YEARS
WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)	11.63%	5.03%	6.43%
MSCI World Index (in U.S.$)	18.90%	10.27%	11.80%
MSCI World High Dividend Yield Index (in U.S.$)	15.92%	8.64%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 27, 2026
Updated Performance Information Location [Text Block]	Please visitwww.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/to obtain performance data that is current to the most recent month end.
Net Assets	$ 60,963,178
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 625,712
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$60,963,178
Total number of portfolio holdings	52
Total advisory fee paid	$625,712
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
What Did the Fund Invest In?
(as of March 31, 2026)
TOP TEN HOLDINGS [1]
Nestlé SA	4.6%
Roche Holding AG	4.3%
Novartis AG	4.0%
Rubis SCA	3.9%
Safran SA	3.5%
CNH Industrial NV	3.5%
Kemira Oyj	3.4%
DHL Group	3.1%
Megacable Holdings SAB de CV	3.0%
United Overseas Bank, Ltd.	2.6%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Amount represents less than 0.1% of net assets.
[3] Includes cash and money market funds.
[4] Other Countries each less than 3% includes Belgium, China, Hong Kong, South Korea, Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
Nestlé SA	4.6%
Roche Holding AG	4.3%
Novartis AG	4.0%
Rubis SCA	3.9%
Safran SA	3.5%
CNH Industrial NV	3.5%
Kemira Oyj	3.4%
DHL Group	3.1%
Megacable Holdings SAB de CV	3.0%
United Overseas Bank, Ltd.	2.6%
[1] Excludes short-term investments.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 27, 2026, the Tweedy, Browne Worldwide High Dividend Yield Value Fund will change its name to Tweedy, Browne . Buybacks . Dividends + Value Fund. This change will be accompanied by certain strategy changes which have been outlined in the sticker to the prospectus dated March 27, 2026.

Material Fund Change Name [Text Block]	Effective May 27, 2026, the Tweedy, Browne Worldwide High Dividend Yield Value Fund will change its name to Tweedy, Browne . Buybacks . Dividends + Value Fund.
Material Fund Change Strategies [Text Block]
Effective May 27, 2026, the Tweedy, Browne Worldwide High Dividend Yield Value Fund will change its name to Tweedy, Browne . Buybacks . Dividends + Value Fund. This change will be accompanied by certain strategy changes which have been outlined in the sticker to the prospectus dated March 27, 2026.

C000080766 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL VALUE FUND II -CURRENCY UNHEDGED
Class Name	INTERNATIONAL VALUE FUND II -CURRENCY UNHEDGED
Trading Symbol	TBCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tweedy, Browne International Value Fund II - Currency Unhedged (“Fund”) for the period of April 1, 2025 to March 31, 2026 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
The seemingly indefatigable advance in global equity markets over much of the last year faced macroeconomic headwinds near fiscal year end March 31st, as heightened geopolitical tensions, including military conflict involving Iran and the resulting disruption to global oil supply, contributed to increased volatility and a general sense of unease among investors.
The resulting war-related spike in oil prices in March helped to dampen the very recent outperformance of non-US equities relative to their US counterparts. Nevertheless, non-US equity markets, as measured by the MSCI EAFE Index (in USD), still outperformed US equities, as represented by the S&P 500, for the fiscal year ending March 31. The MSCI EAFE recorded a return of 21.27%, while the S&P 500 returned 17.70%.
As we write in mid-April, a cease-fire in the Iranian conflict has helped to spark a rebound in global equity indices, led by an unusually robust rally in US-based high technology companies. It remains to be seen whether market sentiment will revert to the AI-related market concerns that had emerged prior to the outbreak of hostilities.
Against this uncertain backdrop, the Tweedy, Browne International Value Fund II (the "Fund") produced a return of 19.04% for the twelve months ended March 31, 2026, compared to 21.27% for its benchmark, the MSCI EAFE Index in US dollars.
What Impacted Performance During the Period?
On an absolute return basis, industrials, health care, and information technology contributed most to performance, supported by strong results in technology hardware, chemicals, aerospace and defense, pharmaceuticals, and biotechnology. Materials and financials contributed as well, with solid results from chemicals, insurance, and banking holdings. Utilities, consumer discretionary, and energy added modestly. Consumer staples detracted, weighed down by beverages and food products holdings.
At the country level, Japan, South Korea, and the United States were the largest contributors to performance. Britain, Germany, Canada, Switzerland, France, and Mexico also added to returns. Belgium and China were the most significant detractors, while Finland and the Netherlands contributed modestly negatively.
Across market capitalization groups, mid-cap and large- to mid-cap holdings drove the bulk of the Fund's return, with smaller-cap holdings contributing nearly as meaningfully. Mega-cap holdings also added to performance.
The euro, Swiss franc, and pound sterling, which together represent the Fund's three largest foreign currency exposures, all appreciated against the US dollar and contributed positively to returns. The Japanese yen and Korean won, which together account for a meaningful portion of the Fund's currency exposure, depreciated against the dollar and offset a portion of those gains.
Top Equity Performance Contributors
Samsung Electronics, Ionis Pharmaceuticals, Fuso Chemical, Rubis, Hana Financial Group, TotalEnergies, Santec Holdings, BAE Systems, Inaba Denki Sangyo, and Megacable Holdings.
Top Equity Performance Detractors
Teleperformance, Diageo, Azelis Group, Alten, Nestle, CNH Industrial, Pets at Home, Wuliangye Yibin, Sopra Steria, and Breedon Group.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)	19.04%	6.60%	6.48%
MSCI EAFE Index (in U.S.$)	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visitwww.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/ to obtain performance data that is current to the most recent month end.
Net Assets	$ 156,992,835
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,064,265
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$156,992,835
Total number of portfolio holdings	71
Total advisory fee paid	$2,064,265
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What Did the Fund Invest In?
(as of March 31, 2026)
TOP TEN HOLDINGS [1]
CNH Industrial NV	4.0%
Kemira Oyj	3.6%
Roche Holding AG	3.3%
Winpak, Ltd.	3.2%
Rubis SCA	3.2%
United Overseas Bank, Ltd.	3.1%
DHL Group	2.9%
TotalEnergies SE	2.7%
Nestlé SA	2.6%
Ionis Pharmaceuticals, Inc.	2.4%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash and money market funds.
[3] Other Countries each less than 3% includes Belgium,Chile, China, Hong Kong, Italy, Mexico, Netherlands, Philippines, Sweden, United States.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
CNH Industrial NV	4.0%
Kemira Oyj	3.6%
Roche Holding AG	3.3%
Winpak, Ltd.	3.2%
Rubis SCA	3.2%
United Overseas Bank, Ltd.	3.1%
DHL Group	2.9%
TotalEnergies SE	2.7%
Nestlé SA	2.6%
Ionis Pharmaceuticals, Inc.	2.4%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2025.